CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Share Capital	Capital Surplus	Other Components of Equity	Retained Earnings (Accumulated Deficit)	Attributable to Owners of the Parent Company Total	Non?-Controlling Interest
Beginning Balance at Dec. 31, 2015	₩ 30,137	₩ 3,474	₩ 43,627		₩ (16,477)	₩ 30,624	₩ (487)
Total comprehensive income (loss) for the year
Profit (loss) for the year	587				657	657	(70)
Foreign currency translation adjustments	(77)			₩ (77)		(77)
Total comprehensive income (loss) for the year	510			(77)	657	580	(70)
Transaction with owners, recognized directly in equity
Disposition of deficit with capital surplus			(15,726)		15,726
Ending Balance at Dec. 31, 2016	30,647	3,474	27,901	(77)	(94)	31,204	(557)
Total comprehensive income (loss) for the year
Profit (loss) for the year	13,314				13,319	13,319	(5)
Foreign currency translation adjustments	37			37		37
Total comprehensive income (loss) for the year	13,351			37	13,319	13,356	(5)
Transaction with owners, recognized directly in equity
Disposition of deficit with capital surplus			(737)		737
Ending Balance at Dec. 31, 2017	₩ 43,998	₩ 3,474	₩ 27,164	₩ (40)	₩ 13,962	₩ 44,560	₩ (562)